Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,353,000
Previously Paid Amount	0.00
Total Fee Amount	207.14
Total Offset Amount	0.00
Net Fee	207.14
Narrative - Max Aggregate Offering Price	$ 1,353,000
Final Prospectus	true